Notes Payable and Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Notes Payable and Convertible Notes Payable

As of December 31, 2019, the Company’s notes payable and convertible notes payable consisted of the following:

	Gross	Discount	Net
February 2019 Note	$66,000	$-	$66,000
March 2019 Note	150,000	-	150,000
April 2019 Convertible Notes	300,000	(6,079)	293,921
July 2019 Note	191,640	(2,700)	188,940
December 2019 Note	44,000	(2,525)	41,475
Total	$751,640	(11,304)	$740,336

Notes payable	$451,640	$(5,225)	$446,415

Convertible notes payable	$300,000	$(6,079)	$293,921

Schedule of Interest Expense and Amortization of Debt Discount

For the years ended December 31, 2020 and 2019, interest expense and amortization of debt discount consisted of the following:

	For the Year Ended December 31,
	2020			2019
	Interest Expense	Amortization of Debt Discount	Total	Interest Expense	Amortization of Debt Discount	Total
February 2019 Note	$-	$3,840	$3,840	$-	$6,000	$6,000
April 2019 Convertible Notes	13,970	5,842	19,812	13,370	17,142	30,512
July 2019 Note	53,342	44,704	98,046	-	43,836	43,836
December 2019 Note	-	1,427	1,427	-	1,475	1,475
February 2020 Note	2,545	50,912	53,457	-	-	-
Alpha Note	86,762	181,906	268,668	-	-	-
Total	$156,619	$288,631	$445,250	$13,370	$68,453	$81,823

Schedule of Beneficial Conversion Feature and Warrants

The Company valued the beneficial conversion feature and warrants using the following assumptions:

	Beneficial Conversion Feature	Warrants
Stock Price	CAD $ 1.10	CAD $ 1.10
Exercise Price	CAD $ 0.51	CAD $ 0.51
Dividend Yield	N/A	0.00%
Expected Volatility	N/A	96.0%
Weighted Average Risk-Free Interest Rate	N/A	2.31
Number of Shares	N/A	130,920
Value (USD)	$17,851	$32,149
Term (in years)	N/A	5.0